BOARD OF DIRECTORS - Narrative (Details) - 12 months ended Dec. 31, 2025	EUR (€)	USD ($)
Disclosure Of Related Party [Abstract]
Key management personnel compensation, additional compensation, amount per day	€ 1,000	$ 1,126